UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2557

DREYFUS MONEY MARKET INSTRUMENTS, INC.
Government Securities Series
Money Market Series
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
22	Proxy Results
23	Information About the Review
and Approval of the Fund’s
Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Money Market
Instruments, Inc.

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Money Market Instruments, Inc., covering the six-month period from January 1, 2006, through June 30, 2006.

Although yields on money market securities continued to rise steadily, other financial markets encountered heightened volatility during the first half of 2006. In the judgment of our Chief Economist, Richard Hoey, the recent turbulence among longer-term bonds reflects shifts in interest-rate and inflation expectations, while the correction in the stock market signals an adjustment among leveraged investors toward lower risk levels as the U.S. economy moves into a more mature phase with milder rates of growth. In our view, corrections such as these generally are healthy mechanisms that help wring speculative excesses from the financial markets, potentially setting the stage for future rallies.

While a recession currently appears unlikely, a number of economic uncertainties remain as investors look toward 2007. Indicators to watch in the months ahead include the outlook for inflation in the United States and overseas, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in short-term interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies. As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Senior Portfolio Manager

How did Dreyfus Money Market Instruments perform during the period?

During the six-month period ended June 30, 2006, the fund produced annualized yields of 4.23% for its Money Market Series and 4.04% for its Government Securities Series. Taking into account the effects of compounding, the fund also produced annualized effective yields of 4.31% and 4.11% for its Money Market Series and Government Securities Series, respectively.1

What is the fund’s investment approach?

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal:

The fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The fund’s Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements with respect to these securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

The U.S. economy continued to show signs of strength at the start of 2006.Yet, a change in the language of the announcement accompanying the Federal Reserve Board’s (the “Fed”) December rate hike had convinced some investors that the Fed might soon pause in its tightening campaign.A lower-than-expected GDP growth rate of 1.7% for the fourth quarter of 2005 appeared to lend credence to this view.

Expectations of a pause soon dissipated, however, when the unemployment rate slid to 4.7%, a multi-year low. Indeed, the Fed raised the federal funds rate to 4.5% at its January meeting.Although a robust employment report for February helped address fears of an economic slowdown, the U.S.Treasury yield curve continued to flatten. At times during the first quarter of 2006, the yield curve inverted, which in the past has been considered a harbinger of recession.

By the end of March, it had become apparent the inversion of the yield curve was more likely a result of robust demand for U.S.Treasury securities from overseas investors, not a sign of impending economic weakness. Accordingly, the Fed increased the federal funds rate to 4.75% in late March. It later was announced that U.S. GDP grew at a robust 5.6% annualized rate during the first quarter.

The U.S. Treasury securities yield curve began to steepen in April as low unemployment and strong consumer confidence more than offset reports of a slowing housing market, fuelling inflation concerns. In addition, energy prices surged to new record highs.

Inflation-related worries continued to mount in May, sparking sharp declines in both stocks and U.S. Treasury securities. Although it was later announced that a lower-than-expected number of jobs was created during the month, the unemployment rate fell to 4.6%, stoking additional concerns that wage inflation might accelerate. Accordingly, the Fed’s rate hike in May, to 5%, was widely anticipated. The Fed’s post-meeting statement left open the possibility that further rate increases might be needed to address inflation risks.

4

June saw a further shift in market sentiment, as investors became increasingly risk-averse due to signs of intensifying inflationary pressures and potential economic weakness. Bond yields across the maturity spectrum moved higher as investors revised upward their inflation and interest-rate expectations. Although investors widely expected the Fed’s June 29 rate hike to 5.25%, the outlook for future action became cloudier as investors alternately worried that the Fed might become too aggressive, possibly triggering a recession, or too lenient, potentially allowing inflation to take firmer root in the economy.

In this rising interest-rate environment, most money market investors continued to focus primarily on securities with maturities of six months or less.We have maintained a similar strategy, generally keeping the fund’s weighted average maturity shorter than industry averages.

What is the fund’s current strategy?

It appears to us that monetary policy is now in the neutral range, and any further changes in interest rates are likely to depend on incoming economic data, in our view. A substantial slowdown in economic growth could preclude further rate increases, but additional gains in global commodity prices might make the Fed more inclined to tighten. Therefore, while we have maintained the fund’s relatively short weighted average maturity, we are prepared to adjust our strategy when we become convinced that short-term interest rates have peaked.

July 17, 2006
An investment in either Series is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Money
Market Series and Government Securities Series reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Money Market Series and Government Series annualized yields would have been 4.03% and 3.88%, respectively, and the annualized effective yields would have been 4.11% and 3.95%, respectively.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2006
	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 2.76	$ 2.91
Ending value (after expenses)	$1,021.10	$1,020.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2006

	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 2.76	$ 2.91
Ending value (after expenses)	$1,022.07	$1,021.92

† Expenses are equal to the fund’s annualized expense ratio of .55% for Money Market Series and .58% for
Government Securities Series; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
MONEY MARKET SERIES June 30, 2006 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—5.9%	Amount ($)	Value ($)

Bank of America N.A.
5.32%, 3/21/07	15,000,000 [a]	15,000,000
UniCredito Italiano SpA (Yankee)
5.11%, 8/11/06	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $35,000,000)		35,000,000

Commercial Paper—62.9%

ASB Bank Ltd.
5.11%, 8/3/06	20,000,000	19,907,600
Barclays U.S. Funding Corp.
5.11%, 8/8/06	20,000,000	19,893,389
BASF AG
5.35%, 8/22/06	20,000,000	19,846,889
Bear Stearns Cos. Inc.
5.35%, 8/21/06	20,000,000	19,849,833
Beta Finance Inc.
5.10%, 8/1/06	21,000,000 [b]	20,908,932
CC (USA) Inc.
5.11%, 8/4/06	10,000,000 [b]	9,952,400
CIESCO LLC
5.32%, 8/15/06	20,000,000 [b]	19,868,000
Citigroup Global Markets Holdings Inc.
5.11%, 8/8/06	20,000,000	19,893,495
Concord Minutemen Capital Co. LLC
5.34%, 8/21/06	10,000,000 [b]	9,925,058
CRC Funding LLC
5.33%, 8/17/06	20,000,000 [b]	19,861,872
Crown Point Capital Co. LLC
5.11%, 8/8/06	20,000,000 [b]	19,893,494
Cullinan Finance Ltd.
5.36%, 8/23/06	20,000,000 [b]	19,843,650
DEPFA BANK PLC
5.21%, 9/1/06	10,000,000 [b]	9,911,478
Deutsche Bank Financial LLC
5.30%, 7/3/06	15,000,000	14,995,583
FCAR Owner Trust, Ser. I
5.34%, 8/16/06	20,000,000	19,864,556

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Gemini Securitization Corp., LLC
5.11%, 8/2/06	20,000,000 [b]	19,910,400
Greenwich Capital Holdings Inc.
5.27%, 7/3/06	15,000,000	14,995,608
K2 (USA) LLC
5.20%, 8/31/06	15,000,000 [b]	14,869,613
Nordea North America Inc.
5.22%, 9/1/06	25,000,000	24,778,264
Picaros Funding LLC
5.11%, 8/3/06	3,996,000 [b]	3,977,539
Scaldis Capital Ltd.
5.22%, 9/6/06	15,000,000 [b]	14,856,229
UBS Finance Delaware LLC
5.27%, 7/3/06	15,000,000	14,995,608
Total Commercial Paper
(cost $372,799,490)		372,799,490

Corporate Notes—6.8%

Societe Generale
5.39%, 7/2/06	15,000,000 [a]	15,000,000
Toyota Motor Credit Corp.
5.06%, 8/8/06	10,000,000 [a,b]	10,000,000
Wells Fargo & Co.
5.09%, 7/3/06	15,000,000 [a]	15,000,000
Total Corporate Notes
(cost $40,000,000)		40,000,000

Time Deposits—24.1%

AmSouth Bank, Birmingham, AL (Grand Cayman)
5.28%, 7/3/06	20,000,000	20,000,000
Calyon (Grand Cayman)
5.31%, 7/3/06	20,000,000	20,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
5.28%, 7/3/06	22,000,000	22,000,000
M&I Marshall & Ilsley Bank Milwaukee, WI (Grand Cayman)
5.25%, 7/3/06	20,000,000	20,000,000

8

		Principal
Time Deposits (continued)		Amount ($)	Value ($)

Manufacturers & Traders Trust Company (Grand Cayman)
5.25%, 7/3/06		20,000,000	20,000,000
National City Bank, Cleveland, OH (Grand Cayman)
5.25%, 7/3/06		20,000,000	20,000,000
SunTrust Bank (Grand Cayman)
5.25%, 7/3/06		21,000,000	21,000,000
Total Time Deposits
(cost $143,000,000)			143,000,000

Total Investments (cost $590,799,490)		99.7%	590,799,490
Cash and Receivables (Net)		.3%	1,580,053
Net Assets		100.0%	592,379,543

[a]	Variable rate security—interest rate subject to periodic change.
[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities
	amounted to $193,778,665 or 32.7% of net assets.

Portfolio Summary	(Unaudited) †
	Value (%)		Value (%)

Banking	61.8	Asset-Backed/Single Seller	3.4
Asset-Backed/		Brokerage Firms	3.3
Multi-Seller Programs	15.1	Chemicals/Fibers & Diversified	3.3
Asset-Backed/Structured		Finance	1.7
Investment Vehicles	11.1		99.7

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF INVESTMENTS
GOVERNMENT SECURITIES SERIES June 30, 2006 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—17.5%	Purchase (%)	Amount ($)	Value ($)

11/16/06
(cost $44,172,000)	4.92	45,000,000	44,172,000

Repurchase Agreements—82.3%

ABN AMRO Bank N.V.
dated 6/30/06, due 7/3/2006 in the
amount of $33,012,375 (fully collateralized by
$22,287,000 Treasury Inflation Protected
Securities, 3.875%, due 4/15/29,
value $33,660,566)	4.50	33,000,000	33,000,000
Banc of America Securities LLC
dated 6/30/06, due 7/3/06 in the
amount of $33,011,550 (fully collateralized
by $25,229,000 U.S. Treasury Bonds,
9.25%, due 2/15/16, value $33,660,175)	4.20	33,000,000	33,000,000
Barclays Financial LLC
dated 6/30/06, due 7/3/06 in the
amount of $16,005,933 (fully collateralized
by $21,747,822 U.S. Treasury Strips,
due 2/15/12, value $16,320,001)	4.45	16,000,000	16,000,000
Bear Stearns Cos. Inc.
dated 6/30/06, due 7/3/06 in the
amount of $29,010,271 (fully collateralized
by $29,905,000 U.S. Treasury Strips,
due 11/15/06, value $29,357,739)	4.25	29,000,000	29,000,000
Merrill Lynch & Co. Inc.
dated 6/30/06, due 7/3/06 in the
amount of $33,012,403 (fully collateralized
by $33,837,000 U.S. Treasury Notes,
4.125%, due 8/15/08, value $33,660,820)	4.51	33,000,000	33,000,000
Morgan Stanley
dated 6/30/06, due 7/3/06 in the
amount of $33,012,375 (fully collateralized
by $80,322,000 U.S. Treasury Strips,
due 5/15/22-8/15/22, value $33,660,289)	4.50	33,000,000	33,000,000

10

		Annualized
		Yield on
		Date of	Principal
Repurchase Agreements (continued)		Purchase (%)	Amount ($)	Value ($)

UBS Securities LLC
dated 6/30/06, due 7/3/06 in the
amount of $30,010,875 (fully collateralized
by $31,401,000 U.S. Treasury Bills,
due 12/28/06, value $30,600,275)		4.35	30,000,000	30,000,000
Total Repurchase Agreements
(cost $207,000,000)				207,000,000

Total Investments (cost $251,172,000)			99.8%	251,172,000
Cash and Receivables (Net)			.2%	555,538
Net Assets			100.0%	251,727,538

Portfolio Summary	(Unaudited) †
	Value (%)			Value (%)

Repurchase Agreements	82.3	U.S. Treasury Bills		17.5
				99.8

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES June 30, 2006 (Unaudited)
	Money	Government
	Market	Securities
	Series	Series

Assets ($):
Investments in securities, See Statement
of Investments (including repurchase
agreements of $207,000,000 for the
Government Securities Series)—Note 2(b)	590,799,490	251,172,000
Cash	1,495,652	706,852
Interest receivable	450,405	25,261
Prepaid expenses	77,092	34,985
	592,822,639	251,939,098

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	361,405	141,588
Payable for shares of Common Stock redeemed	—	2,881
Accrued expenses	81,691	67,091
	443,096	211,560

Net Assets ($)	592,379,543	251,727,538

Composition of Net Assets ($):
Paid-in capital	592,396,778	251,727,554
Accumulated net realized gain (loss) on investments	(17,235)	(16)

Net Assets ($)	592,379,543	251,727,538

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series

Net Assets ($)	592,379,543	251,727,538
Shares Outstanding	592,380,278	251,727,554

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.
12

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)
	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	12,052,342	5,891,385
Expenses—Note 2(c):
Management fee—Note 3(a)	1,252,577	639,031
Shareholder servicing costs—Note 3(b)	448,981	203,449
Registration fees	43,522	23,111
Custodian fees	40,057	26,421
Professional fees	28,092	22,232
Directors’ fees and expenses—Note 3(c)	28,038	16,754
Prospectus and shareholders’ reports	26,348	7,961
Miscellaneous	5,855	5,582
Total Expenses	1,873,470	944,541
Less—reduction in management fee due to
undertakings—Note 3(a)	(495,635)	(203,265)
Less—reduction in custody fees due to
earnings credits—Note 2(b)	(1,738)	—
Net Expenses	1,376,097	741,276
Investment Income—Net	10,676,245	5,150,109

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	6,547	—
Net Increase in Net Assets Resulting from Operations	10,682,792	5,150,109

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005

Operations ($):
Investment income—net	10,676,245	8,703,831	5,150,109	6,337,464
Net realized gain (loss)
on investments	6,547	3,337	—	3,316
Net Increase (Decrease)
in Net Assets Resulting
from Operations	10,682,792	8,707,168	5,150,109	6,340,780

Dividends to
Shareholders from ($):
Investment
income—net	(10,676,245)	(8,703,831)	(5,150,109)	(6,337,464)

Capital Stock
Transactions
($1.00 per share):
Net proceeds from
shares sold	457,395,422	357,218,306	164,864,979	321,517,609
Dividends reinvested	1,733,638	834,733	2,102,503	2,683,292
Cost of shares
redeemed	(208,015,152)	(340,085,832)	(174,269,120) (334,282,864)
Increase (Decrease) in
Net Assets from
Capital Stock
Transactions	251,113,908	17,967,207	(7,301,638)	(10,081,963)
Total Increase
(Decrease) in
Net Assets	251,120,455	17,970,544	(7,301,638)	(10,078,647)

Net Assets ($):
Beginning of Period	341,259,088	323,288,544	259,029,176	269,107,823
End of Period	592,379,543	341,259,088	251,727,538	259,029,176

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS Money Market Series

The following tables describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2006		Year Ended December 31,

	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.021	.026	.007	.005	.013	.037
Distributions:
Dividends from
investment income—net	(.021)	(.026)	(.007)	(.005)	(.013)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.25[a]	2.65	.66	.48	1.30	3.80

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[a]	.79	.75	.79	.75	.74
Ratio of net expenses
to average net assets	.55[a]	.63	.75	.79	.75	.74
Ratio of net investment income
to average net assets	4.26[a]	2.62	.65	.48	1.29	3.66

Net Assets, end of period
($ x 1,000)	592,380	341,259	323,289	271,012	243,567	217,658

[a] Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS Government Securities Series
	Six Months Ended
	June 30, 2006		Year Ended December 31,

	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.020	.025	.006	.005	.013	.035
Distributions:
Dividends from
investment income—net	(.020)	(.025)	(.006)	(.005)	(.013)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.07[a]	2.48	.57	.46	1.26	3.56

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74[a]	.73	.73	.72	.69	.70
Ratio of net expenses
to average net assets	.58[a]	.63	.73	.72	.69	.70
Ratio of net investment income
to average net assets	4.03[a]	2.44	.56	.46	1.26	3.49

Net Assets, end of period
($ x 1,000)	251,728	259,029	269,108	285,688	318,633	325,930

[a] Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

18

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for the purposes of determining such qualification.

The Money Market Series’ has an unused capital loss carryover of $23,782 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, $6,526 of the carryover expires in fiscal 2006, $1,333 expires in fiscal 2007, $9,973 expires in fiscal 2008 and $5,950 expires in fiscal 2010.

The Government Securities Series’ has an unused capital loss carryover of $16 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, the carryover expires in fiscal 2012.

The tax character of distributions for the Money Market Series and Government Securities Series paid to shareholders during the fiscal year ended December 31, 2005 were all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2006, the cost of investments of each series for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly.The Manager had undertaken from January 1, 2006 through June 30, 2006, to reduce the management fee paid by each series, if the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .55% for Money Market Series and .58% for Government Securities Series of the value of each series’ average daily net assets.The reduction in management fee, for Money Market Series pursuant to the undertaking, amounted to $495,635 during the period ended June 30, 2006. The reduction in management fee, for Government Securities Series pursuant to the undertaking, amounted to $203,265 during the period ended June 30, 2006.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2006, the Money Market Series and the Government Securities Series were charged $111,521 and $81,454, respectively, pursuant to the Shareholder Services Plan.

20

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2006, the Money Market Series and the Government Securities Series, were charged $14,704 and $30,770, respectively, pursuant to the transfer agency agreement.

During the period ended June 30, 2006, each series was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $448,538, chief compliance officer fees $1,926 and transfer agency per account fees $5,200, which are offset against an expense reimbursement currently in effect in the amount of $94,259.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $157,953, chief compliance officer fees $1,926 and transfer agency per account fees $10,500, which are offset against an expense reimbursement currently in effect in the amount of $28,791.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

PROXY RESULTS ( U n a u d i t e d )

Dreyfus Money Market Instruments, Inc. held a special meeting of shareholders on June 29, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	For		Authority Withheld

To elect additional Board Members:
Peggy C. Davis †	713,833,760.900		2,438,004.850
Joseph S. DiMartino	711,669,799.680		4,601,966.070
David P. Feldman	711,681,803.400		4,589,962.350
Ehud Houminer†	713,847,955.500		2,423,810.250
Gloria Messinger†	713,721,234.510		2,550,531.240
Anne Wexler†	713,589,005.290		2,682,760.460

† Each will serve as an Independent Board member of the fund commencing, subject to the discretion of the Board, on or about January 1, 2007.
In addition to Joseph S. DiMartino and David P. Feldman, James F. Henry, Dr. Paul A. Marks and Dr. Martin
Peretz continue as Board members of the fund.

22

INFORMATION ABOUT THE REVIEW
AND APPROVAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited)

Money Market Series

At a meeting of the fund’s Board of Directors held on June 7 and 8, 2006, the Board considered the re-approval for an annual period (through July 31,2007) of the Management Agreement with Dreyfus for the fund, pursuant to which Dreyfus provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the distribution channel for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. Dreyfus also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT ( U n a u d i t e d ) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail no-load money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended April 30, 2006. The Board members noted that the fund’s total return performance was above the Performance Group median for the one-year period and was below (but in several periods close to) the Performance Group median for the other periods; they also noted that the performance was above the Performance Universe median for each period except the 10-year period.The Dreyfus representatives discussed managing the fund in the rising interest rate environment that has existed over the last two years.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of advisory fees and expense ratios as compared to comparable group of funds (the “Expense Group”) and broader group of funds (the “Expense Universe”),each selected and provided by Lipper.The Board members noted that the fund’s contractual management fee was higher than the Expense Group median, but that the actual management was fee lower than the Expense Group and Expense Universe medians due to the undertaking by Dreyfus to limit the fund’s expense ratio.The Board noted that the expense ratio for the fund was lower than the Expense Group and Expense Universe medians, and that the fund’s expense ratio was lower due to the undertaking by Dreyfus to waive fee and reimburse expenses.

Representatives of Dreyfus reviewed with the Board members the advisory fees paid by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies (the “Similar

24

Funds”) and stated that there are no other accounts managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reason-able.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT ( U n a u d i t e d ) (continued)

of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.The Board also noted the fee waiver and expense reimbursement arrangements and its effect on Dreyfus’ profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement, with respect to the fund. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall perfor- mance, and noted Dreyfus’ efforts in managing the fund’s portfolio in the rising interest rate environment of the prior two years.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, including Dreyfus’ undertaking to limit the fund’s expense ratio (which reduced the expense ratio of the fund), costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
26

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement,with respect to the fund, was in the best interests of the fund and its shareholders.

Government Securities Series

At a meeting of the fund’s Board of Directors held on June 7 and 8, 2006, the Board considered the re-approval for an annual period (through July 31,2007) of the Management Agreement with Dreyfus for the fund, pursuant to which Dreyfus provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the distribution channel for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. Dreyfus also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and adminis-

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT ( U n a u d i t e d ) (continued)

tration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail no-load U.S Treasury money market funds (the “Performance Group”) and to a larger universe of funds, consisting of retail no-load U.S. Treasury money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended April 30, 2006, and noted that the fund’s total return performance was above the medians of the Performance Group and Performance Universe for each period. The Dreyfus representatives discussed managing the fund in the rising interest rate environment that has existed over the last two years.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of advisory fees and expense ratios as compared to comparable group of funds (the “Expense Group”) and broader group of funds (the “Expense Universe”),each selected and provided by Lipper.The Board members noted that the fund’s management fee and expense ratio were lower than the respective Performance Group medians, that the fund’s management fee and expense ratio were higher than the respective Performance Universe medians. The Board also noted Dreyfus’ undertaking to limit the fund’s expense ratio (which reduced the fund’s management fee and expense ratio).

Representatives of Dreyfus reviewed with the Board members the advisory fees paid by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies (the “Similar Funds”) and stated that there are no other accounts managed by Dreyfus

28

or its affiliates with similar investment objectives, policies and strategies as the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board noted that the Similar Funds’ advisory fees were the same as the fund’s management fee.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have real-

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT ( U n a u d i t e d ) (continued)

ized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided. The Board also noted the fee waiver and expense reimbursement arrangements and its effect on Dreyfus’ profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement, with respect to the fund. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, including Dreyfus’ undertaking to limit the fund’s expense ratio (which reduced the expense ratio of the fund), costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
30

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement,with respect to the fund, was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

For	More	Information

Dreyfus
Money Market
Instruments, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MONEY MARKET INSTRUMENTS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 24, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 24, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)